Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Reconciliations of the statutory U.S. federal income tax rates to our effective tax rate for continuing operations follow:

	Years Ended December 31,
	2013	2012	2011
Statutory rate	35.0%	35.0%	35.0%
State tax, net of federal benefit	2.6	—	2.8
Other, net	0.6	1.9	0.6
Effective tax rate	38.2%	36.9%	38.4%

The effective tax rate varies from the statutory U.S. federal rate of 35 percent primarily due the impact of state taxes, net of federal benefit, for the years ended December 31, 2013, 2012 and 2011.

Income tax expense consists of:

	December 31,
	2013	2012	2011
Current provision:
Federal	$130,854	$126,484	$28,334
State	13,513	10,674	3,029
Total current provision	144,367	137,158	31,363
Deferred provision/(benefit):
Federal	13,240	(9,747)	2,969
State	1,327	(1,268)	79
Total deferred provision/(benefit)	14,567	(11,015)	3,048
Provision for income tax expense	$158,934	$126,143	$34,411

The tax effect of temporary differences that give rise to deferred tax assets and liabilities include the following:

	December 31,
	2013	2012
Deferred tax assets
Loan reserves	$26,853	$27,146
Stock-based compensation plans	28,211	32,965
Deferred revenue	607	829
Operating loss and credit carryovers	1,273	1,038
Discount on asset-backed securities	—	16,574
Unrealized gains (losses)	1,849	—
Accrued expenses not currently deductible	2,853	1,159
Other	2,133	—
Total deferred tax assets	63,779	79,711
Deferred tax liabilities
Unrealized gains (losses)	—	8,791
Gains/(losses) on repurchased debt	3,181	2,033
Other	—	3,823
Total deferred tax liabilities	3,181	14,647
Net deferred tax assets	$60,598	$65,064

As of December 31, 2013, we have apportioned state net operating loss carryfowards of $18.1 million which begin to expire in 2029.
Accounting for Uncertainty in Income Taxes
The following table summarizes changes in unrecognized tax benefits:

	December 31,
	2013	2012	2011
Unrecognized tax benefits at beginning of year	$3,951.1	$2,467.3	$1,787.1
Increases resulting from tax positions taken during a prior period	573.9	503.1	466.6
Increases resulting from tax positions taken during the current period	2,818.5	980.7	213.6
Unrecognized tax benefits at end of year	$7,343.5	$3,951.1	$2,467.3

As of December 31, 2013, the gross unrecognized tax benefits are $7.3 million. Included in the $7.3 million are $4.9 million of unrecognized tax benefits that, if recognized, would favorably impact the effective tax rate.
The Company or one of its subsidiaries files income tax returns at the U.S. federal level, in most U.S. states, and various foreign jurisdictions. U.S. federal income tax returns filed for years 2010 and prior have either been audited or surveyed and are now resolved. Various combinations of subsidiaries, tax years, and jurisdictions remain open for review, subject to statute of limitations periods (typically 3 to 4 prior years). We do not expect the resolution of open audits to have a material impact on our unrecognized tax benefits.